Annual Total Returns [BarChart] - VY T Rowe Price International Stock Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(12.63%)
2012	18.31%
2013	13.98%
2014	(1.43%)
2015	(1.36%)
2016	1.59%
2017	27.42%
2018	(14.46%)
2019	27.20%
2020	14.11%